Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011
Allianz RCM Focused Growth Fund (Second Summary Prospectus) | Allianz RCM Focused Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz RCM Focused Growth Fund (the “Fund”)
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated December 1, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds
Dated November 1, 2011 (as supplemented November 8, 2011)

Disclosure Related to
Allianz RCM Focused Growth Fund (the “Fund”)

Please retain this Supplement for future reference.

Investment Strategy, Heading	rr_StrategyHeading	Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” is hereby restated in its entirety as follows:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. companies with market capitalizations of at least $1 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in companies organized or headquartered in emerging market countries). At times, depending on market and other conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries. The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. Effective December 1, 2011, the Fund changed its name from “Allianz RCM Strategic Growth Fund” to “Allianz RCM Focused Growth Fund” in connection with a change in the Fund’s investment strategy. In analyzing specific companies, the portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Performance Table, Heading	rr_PerformanceTableHeading	In addition, the footnote to the Fund’s performance table is hereby restated in its entirety as follows:
Performance Table, Footnotes	rr_PerformanceTableFootnotesTextBlock	The Russell 1000 Growth Index replaced the Russell 3000 Growth Index as the Fund’s primary benchmark as of December 1, 2011 to reflect certain changes to the Fund’s investment strategy.
Allianz RCM Focused Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARCAX
Allianz RCM Focused Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARCCX
Allianz RCM Focused Growth Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARCDX
Allianz RCM Focused Growth Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANRIX
Allianz RCM Focused Growth Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANRAX
Allianz RCM Focused Growth Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMSPX